CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,365,295	$ 1,729,344	$ 1,186,653
Accounts receivable, net of allowance for doubtful accounts at $-0-	114,604	51,779	36,078
Inventories	555,260	682,372	431,022
Prepaid expenses and other current assets	94,242	476,093	43,728
Total current assets	2,129,401	2,939,588	1,697,481
Property and equipment - net	139,756	145,600	155,067
Other assets	257,547	254,220	269,994
Total long-term assets	397,303	399,820	425,061
Total Assets	2,526,704	3,339,408	2,122,542
Current Liabilities:
Accounts payable	704,710	800,670	675,160
Accrued expenses and other current liabilities	288,724	349,841	558,466
Convertible notes payable, net of debt discount in the amount of $-0- at March 31, 2013 and $178,775 at December 31, 2012		926,225	294,323
Total current liabilities	993,434	2,076,736	1,527,949
Long Term Liabilities:
Convertible notes payable, net of debt discount in the amount of $-0- at March 31, 2013 and $-0- at December 31, 2012			276,250
Total Long Term Liabilities			276,250
Total liabilities	993,434	2,076,736	1,804,199
Redeemable Series B Convertible Preferred Stock, par Value $0.001, 200,000 shares Authorized at March 31, 2013 and December 31, 2012, respectively, 73,875.09 and 72,073.26 issued and outstanding , respectively	13,470,176	12,887,817	10,408,371
Stockholders' Equity (Deficit):
10% Series A Convertible Preferred Stock, Par Value $0.001, 12,000,000 shares authorized at March 31, 2013 and December 31, 2012, respectively; 1,634,015 and 1,594,164 shares issued and outstanding, respectively	1,634	1,594	1,447
Common Stock, Par Value $0.001, 800,000,000 shares authorized at March 31, 2013 and 500,000,000 shares authorized at March 31, 2013 and December 31, 2012, 229,374,668228,948,386 and 214,967,503 shares issued and outstanding, respectively	228,949	214,968	177,626
Additional paid-in capital	88,795,394	86,903,415	82,288,441
Deficit accumulated during the development stage	(100,947,819)	(98,732,460)	(92,557,542)
Accumulated other comprehensive income	(15,064)	(12,662)
Total stockholders' equity	(11,936,906)	(11,625,145)	(10,090,028)
Total Liabilities and Stockholders' Equity	$ 2,526,704	$ 3,339,408	$ 2,122,542